Note 18 - Fair Value Measurements - Assets Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investment securities available for sale, at fair value	$ 98,322	$ 95,283
US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value	7,471	8,719
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value	17,758	18,510
Debt Securities [Member]
Investment securities available for sale, at fair value		94,658
Equity Securities [Member]
Investment securities available for sale, at fair value		625
Fair Value, Measurements, Recurring [Member]
Investment securities available for sale, at fair value	98,938	95,033
Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value	7,471	8,719
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	73,093	67,429
Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value	17,758	18,510
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale, at fair value	98,322	94,658
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Investment securities available for sale, at fair value	616	375	[1]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale, at fair value	616	375
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Investment securities available for sale, at fair value	616	375	[1]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale, at fair value	98,322	94,658
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value	7,471	8,719
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	73,093	67,429
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value	17,758	18,510
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale, at fair value	98,322	94,658
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Investment securities available for sale, at fair value			[1]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Government Agencies Debt Securities [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member]
Investment securities available for sale, at fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Investment securities available for sale, at fair value			[1]

[1]	The Company held one equity investment not included in this total because it is held at amortized cost of $250,000 as of December 31, 2017.